                  STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO



                               SEMI-ANNUAL REPORT



                                  June 30, 2002



                                   (UNAUDITED)

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO



GROWTH OF A $10,000 INVESTMENT (a)


                  [GROWTH OF A $10,000 INVESTMENT LINE GRAPH]

                               11/13/2000    12/31/2000   6/30/2001      12/31/2001     6/30/2002
State Street                    10,000        10,080       8,580           7,837         7,747
MSCI(R) EAFE(R) Index (b)**     10,000        10,122       8,583           7,856         7,817

                           INVESTMENT PERFORMANCE (a)
                       For the Period Ended June 30, 2002

                                                                                                  Total Return
                                                      Total Return             Total Return       Average Annualized Since
                                                      the six months ended     One year ended     Commencement of Operations
                                                      June 30, 2002            June 30, 2002      (November 13, 2000)
State Street MSCI(R) EAFE(R) Index Portfolio          -1.50% (c)               -9.94%             -14.20%
MSCI(R) EAFE(R) Index (b)                             -1.62% (c)               -9.49%             -13.74%

(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost.

(b) The MSCI(R) EAFE(R) Index is an arithmetic, market-weighted average of the performance of over 1,000 securities listed on the stock exchanges of the countries determined by MSCI(R) to be "developed." The MSCI(R) EAFE(R) Index is exclusive property of MSCI(R). Morgan Stanley Capital International is a service mark of MSCI(R) and has been licensed for use by the Trust. Figures for the MSCI(R) EAFE(R) Index, an unmanaged index of common stock prices, include reinvestment of dividends.

(c)   Not annualized.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)

                                                                       MARKET
                                                      SHARES           VALUE
                                                    ----------      ------------
COMMON STOCKS -- 96.5%

AUSTRALIA -- 3.9%

Amcor, Ltd. NPV                                         7,795       $     36,057
Amcor, Ltd. (a)                                           971              4,492
AMP Diversified Property Trust                          3,000              4,446
AMP, Ltd.                                              11,742            102,830
Aristocrat Leisure, Ltd.                                3,831             11,635
Australia & New Zealand Banking Group, Ltd.            15,465            167,469
Australia Gas Light Co., Ltd.                           4,174             23,080
Australian Stock Exchange, Ltd.                         1,109              8,342
BHP, Ltd.                                              38,216            220,971
Boral, Ltd.                                             6,067             12,772
Brambles Industries, Ltd.                               9,468             50,175
BRL Hardy, Ltd.                                         1,686              8,528
BT Office Trust                                        10,149              8,546
Coca-Cola Amatil, Ltd.                                  5,963             21,357
Cochlear, Ltd.                                            494              9,443
Coles Myer, Ltd.                                       11,878             44,209
Colonial First State Property Trust Group               3,130              3,883
Commonwealth Bank of Australia                         12,924            238,914
Computershare, Ltd.                                     3,200              3,952
CSL, Ltd.                                               1,575             28,452
CSR, Ltd.                                               9,357             33,565
David Jones, Ltd.                                       4,131              2,458
Deutsche Office Trust                                  12,450              9,086
ERG, Ltd.                                               6,332              1,066
Foster's Brewing Group, Ltd.                           19,967             52,906
Futuris Corp., Ltd.                                     4,277              3,265
Gandel Retail Trust                                     8,400              5,753
General Property Trust                                 20,265             31,967
Goodman Fielder, Ltd.                                  13,969             13,096
Harvey Norman Holdings, Ltd.                            4,136              7,105
Iluka Resources, Ltd.                                   1,534              4,228
James Hardie Industries NV (a)                          3,782             13,800
John Fairfax Holdings, Ltd.                             7,670             14,252
Leighton Holdings, Ltd.                                 1,682              9,811
Lend Lease Corp.                                        3,875             22,928
M.I.M Holdings, Ltd.                                   18,562             13,546
Macquarie Bank, Ltd.                                    2,007             32,955
Macquarie Infrastructure Group                         19,050             30,906
Mayne Nickless, Ltd.                                    7,250             16,850
Mirvac Group                                            5,832             13,685
National Australia Bank, Ltd.                          16,026            318,479
Newcrest Mining, Ltd.                                   3,074             13,081
Newmont Mining Corp.                                        9                 24
News Corp., Ltd. (The)                                 14,982             81,414
NRMA Insurance Group, Ltd.                             14,264             25,224
OneSteel, Ltd.                                          4,400              3,236
Orica, Ltd.                                             2,935             15,768
Origin Energy, Ltd.                                     6,811             12,885
Pacific Dunlop, Ltd.                                    1,235              4,354
PaperlinX, Ltd.                                         3,507              9,548
Publishing & Broadcasting, Ltd.                         1,611              8,185
QBE Insurance Group, Ltd.                               5,652             21,068
Rio Tinto, Ltd.                                         3,043             57,261
Santos, Ltd.                                            5,658             20,519
Sonic Healthcare, Ltd.                                  2,419              6,994
Sons of Gwalia, Ltd.                                      843              2,863
Southcorp, Ltd.                                         5,990             17,856
Stockland Trust Group                                   7,461             18,387
Suncorp-Metway, Ltd.                                    5,296             36,598
TAB, Ltd.                                               5,421              9,464
TABCORP Holdings, Ltd.                                  2,707             18,996
Telstra Corp., Ltd.                                    21,927             57,361
Transurban Group (a)                                    5,203             12,268
Wesfarmers, Ltd.                                        3,537             54,008
Westfield Holdings, Ltd.                                4,268             35,843
Westfield Trust                                        20,015             38,202
Westpac Banking Corp., Ltd.                            18,218            166,088
WMC, Ltd.                                              11,632             59,357
Woodside Petroleum, Ltd.                                4,715             35,918
Woolworths, Ltd.                                       10,919             80,605
                                                                    ------------
                                                                       2,584,635
                                                                    ------------

AUSTRIA -- 0.2%

Bohler-Uddeholm AG                                        101              4,874
BWT AG                                                    151              3,572
Erste Bank der oesterreichischen Sparkassen AG            236             16,863
Flughafen Wien AG                                         149              5,121
Mayr-Melnhof Karton AG                                    110              7,934
Oesterreichische Elektrizitaetswirtschafts -AG            192             16,679
OMV AG                                                    194             19,064
RHI AG                                                    182              1,328
Telekom Austria AG (a)                                  1,676             13,441
VA Technologie AG                                         137              3,621
Voest-Alpine AG                                            93              3,040
Wienerberger Baustoffindustrie AG                         497              8,713
                                                                    ------------
                                                                         104,250
                                                                    ------------

BELGIUM -- 1.0%

Agfa Gevaert NV                                           927             16,882
Barco NV                                                  116              4,881
Bekaert SA                                                164              7,767
Colruyt NV                                                246             11,540
Compagnie Maritime Belge SA                                49              2,790
Delhaize Le Lion SA                                       624             29,273
Dexia                                                   6,738            104,278
Electrabel SA                                             315             72,798
Fortis                                                 10,190            218,185
Groupe Bruxelles Lambert SA                               725             37,878
Interbrew                                               1,614             46,338
KBC Banassurance Holding NV                               943             38,138
Omega Pharma SA                                           112              5,016
S.A. D'Ieteren NV                                          41              7,398
Solvay SA                                                 442             31,823
UCB SA                                                    918             33,682
Union Miniere SA                                          179              7,726
                                                                    ------------
                                                                         676,393
                                                                    ------------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

                                                                       MARKET
                                                      SHARES           VALUE
                                                    ----------      ------------
DENMARK -- 0.8%

A/S Dampskibsselskabet Svendborg, Series B                  2       $     19,676
A/S Det Ostasiatiske Kompagni (a)                         200              4,547
Bang & Olufsen Holding A/S, Series B                      125              3,307
Carlsberg A/S, Series B                                   250             13,096
Coloplast A/S, Series B                                   158             12,814
D/S 1912, Series B                                          3             22,535
Danisco A/S                                               550             20,109
Danske Bank                                             6,439            118,564
DSV, Series B                                             250              7,512
FLS Industries A/S, Series B (a)                          400              5,105
GN Store Nord A/S                                       2,581              9,471
Group 4 Falck A/S                                         640             22,123
H. Lundbeck A/S                                           817             21,615
ISS A/S (a)                                               486             25,651
Kobenhavns Lufthavne A/S                                   25              1,928
NavisionDamgaard A/S (a)                                  252             10,017
NEG Micon A/S (a)                                          83              2,538
NKT Holding A/S                                           250              2,858
Novo Nordisk A/S                                        3,055            101,134
Novozymes A/S, Series B                                   604             13,651
Tele Danmark A/S                                        1,600             44,245
Topdanmark A/S (a)                                        233              7,280
Vestas Wind Systems AS                                  1,195             32,410
William Demant AS (a)                                     478             12,456
                                                                    ------------
                                                                         534,642
                                                                    ------------

FINLAND -- 1.7%

Amer Group, Ltd.                                          200              6,518
Fortum Oyj                                              1,862             10,740
Instrumentarium Corp.                                     400             10,094
KCI Konecranes International                               66              2,216
Kesko Oyj                                                 600              6,815
Kone Corp.                                                480             14,222
Metso Oyj                                               1,100             14,232
Nokia Oyj                                              49,846            729,576
Orion-Yhtyma Oyj, Series B                                367              8,590
Outokumpu Oyj                                           1,000             12,049
Pohjola Group PLC, Series B                               276              4,975
Rautaruukki Oyj                                         1,000              4,691
Sampo-Leona Insurance, Series A                         3,000             23,407
Sonera Oyj                                              5,850             22,244
Stora Enso Oyj, Series R                                7,162            100,371
TietoEnator Oyj                                           820             20,246
UPM-Kymmene Oyj                                         2,600            102,353
Uponor Oyj                                                300              6,222
Wartsila Oyj, Series B                                    400              6,700
                                                                    ------------
                                                                       1,106,261
                                                                    ------------

FRANCE -- 9.5%

Accor SA                                                2,004             81,286
Air France                                                753             12,605
Alcatel SA, Series A                                   11,816             82,155
Alstom                                                  3,414             36,111
Altran Technologies SA                                    647             18,850
Atos Origin SA (a)                                        192             12,231
Autoroutes du Sud de la France (ASF) (a)                  806             21,891
Aventis SA                                              7,197            509,995
Axa                                                    14,797            270,649
BNP Paribas SA                                          8,495            469,833
Bouygues SA                                             1,744             48,727
Business Objects SA (a)                                   607             17,775
Cap Gemini SA                                           1,020             40,547
Carrefour SA                                            5,685            307,683
Castorama Dubois Investissement SA                        719             46,157
Club Mediterranee SA                                      132              4,367
Compagnie de Saint-Gobain (a)                           3,224            144,717
Compagnie Francaise d'Etudes et de Construction SA        200             21,056
Compagnie Generale des Establissements Michelin         1,300             52,679
Dassault Systemes SA                                      396             18,088
Essilor International SA                                  980             39,847
Etablissements Economiques du Casino
  Guichard-Perrachon SA                                   280             23,713
European Aeronautic Defence & Space Co.                 2,870             44,133
France Telecom SA                                       4,116             38,334
Groupe Danone                                           1,356            186,419
Imerys                                                    111             14,197
L'Air Liquide SA                                        1,074            165,259
L'Oreal SA                                              3,605            281,271
Lafarge SA                                              1,394            139,052
Lagardere S.C.A                                         1,428             61,829
LMVH (Louis Vuitton Moet Hennessy)                      2,364            119,072
Pechiney SA                                               703             32,111
Pernod-Ricard SA                                          428             41,932
Pinault-Printemps-Redoute SA                              725             85,995
PSA Peugoet Citroen                                     1,585             82,261
Publicis SA                                             1,149             31,717
Renault SA                                              1,569             73,373
Sagem SA                                                  108              7,253
Sanofi-Synthelabo SA                                    4,297            261,420
Schneider Electric SA                                   2,192            117,877
Societe BIC SA                                            467             18,679
Societe Generale                                        3,172            208,954
Societe Television Francaise 1                          1,288             34,486
Sodexho Alliance SA                                       880             33,374
STMicroelectronics NV                                   6,254            155,959
Suez SA                                                 8,722            232,580
Thales SA                                                 674             28,623
Thomson Multimedia (a)                                  1,563             36,971
Total FinaElf SA                                        6,778          1,100,514
Unibail SA                                                467             28,826
Valeo SA                                                  727             30,228
Vinci SA                                                  700             47,460
Vivendi Universal SA                                    9,856            212,981
Zodiac SA                                                 481             11,781
                                                                    ------------
                                                                       6,245,883
                                                                    ------------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

                                                                       MARKET
                                                      SHARES           VALUE
                                                    ----------      ------------
GERMANY -- 6.6%

Adidas-Salomon AG                                         500       $     41,085
Aixtron AG                                                601              7,544
Allianz AG                                              1,900            383,648
Altana AG                                                 690             37,440
BASF AG                                                 5,700            265,429
Bayer AG                                                7,200            230,749
Bayer Hypo-und Vereinsbank AG                           3,554            115,831
Beiersdorf AG, Series A                                   300             36,443
Buderus AG                                                500             11,476
Continental AG                                          1,100             19,555
DaimlerChrysler AG                                      8,800            427,081
Deutsche Bank AG                                        5,800            403,267
Deutsche Boerse AG                                        700             29,797
Deutsche Lufthansa AG                                   1,900             27,022
Deutsche Post AG                                        3,907             50,510
Deutsche Telekom AG                                    21,822            204,744
Douglas Holding AG                                        329              7,792
E.On AG                                                 6,100            353,940
Epcos AG                                                  595             19,451
Fresenius Medical Care AG                                 377             16,848
Gehe AG                                                   228              9,525
Heidelberg Zement AG                                      200              9,837
Infineon Technologies AG                                3,461             54,622
Kamps AG (a)                                              794              9,771
KarstadtQuelle AG                                         400             10,113
Linde AG                                                  800             39,955
MAN AG                                                    900             18,995
MAN AG, Vorzugsaktien                                     400              7,103
Merck KGAA                                                400             10,824
Metro AG                                                1,400             43,070
MLP AG                                                    533             16,634
Muenchener AG                                           1,000            237,030
Preussag AG                                             1,500             36,532
ProSieben Sat.1 Media AG                                1,199             12,161
RWE AG                                                  3,870            153,267
SAP AG                                                  2,100            205,846
Schering AG                                             1,800            113,383
SGL Carbon AG (a)                                         200              3,585
Siemens AG                                              8,300            498,231
ThyssenKrupp AG                                         3,300             49,865
Volkswagen AG                                           2,300            110,851
WCM Beteiligungs-und Grundbesitz AG (a)                 2,175             13,963
                                                                    ------------
                                                                       4,354,815
                                                                    ------------

GREECE -- 0.3%

Alpha Bank AE                                           1,364             19,533
Aluminum of Greece SA                                      60              1,664
Attica Enterprises Holding SA (a)                         380              1,344
Bank of Piraeus                                         1,084              7,815
Coca-Cola Hellenic Bottling Co. SA                        875             14,812
Commercial Bank of Greece                                 630             13,564
EFG Eurobank Ergasias                                   1,618             22,691
EYDAP Athens Water Supply and Sewage Co. SA               220              1,152
Folli-Follie                                              100              1,904
Hellenic Duty Free Shops SA                               160              1,166
Hellenic Petroleum SA                                     852              5,183
Hellenic Technodomiki SA                                  566              3,633
Hellenic Telecommunications Organization SA             2,578             40,738
Intracom SA                                               513              4,661
M. J. Maillis SA                                          220              1,278
National Bank of Greece SA                              1,678             35,465
Panafon Hellenic Telecom SA                             1,733              8,763
Papastratos Cigarettes Co.                                120              1,882
Public Power Corp. (PPC)                                  490              6,988
Technical Olympic SA                                      500              2,193
Titan Cement Co.                                          265             10,390
Viohalco, Hellenic Copper and Aluminum Industry SA        796              5,692
                                                                    ------------
                                                                         212,511
                                                                    ------------

HONG KONG -- 1.1%

Amoy Properties, Ltd.                                   4,000              4,564
ASM Pacific Technology, Ltd.                            2,500              5,497
Bank of East Asia, Ltd.                                11,400             22,874
Cathay Pacific Airways                                  8,000             12,257
Cheung Kong (Holdings), Ltd.                           12,000            100,004
Cheung Kong Infrastructure (Holdings), Ltd.             1,000              1,609
CLP Holdings, Ltd.                                     14,100             56,041
Esprit Holdings, Ltd.                                   3,122              6,004
Giordano International, Ltd.                            8,000              4,923
Hang Seng Bank, Ltd.                                    5,900             62,973
Henderson Land Development Co., Ltd.                    5,000             20,706
Hong Kong & China Gas Co., Ltd.                        28,930             38,575
Hong Kong Exchanges & Clearing, Ltd.                    8,000             13,180
Hongkong Electric Holdings, Ltd.                       10,500             39,242
Hutchison Whampoa, Ltd.                                16,000            119,492
Hysan Development Co., Ltd.                             7,104              6,877
Johnson Electronic Holdings, Ltd.                      11,000             12,975
Li & Fung, Ltd.                                        13,000             17,667
MTR Corp.                                               9,600             12,370
New World Development Co., Ltd.                        14,000             11,308
Pacific Century CyberWorks, Ltd. (a)                   69,000             16,278
Shangri-La Asia, Ltd.                                  12,000              9,923
Sino Land Co., Ltd.                                    20,000              7,564
South China Morning Post (Holdings), Ltd.              10,000              5,769
Sun Hung Kai Properties, Ltd.                          10,000             75,964
Swire Pacific, Ltd.                                     7,000             35,809
Television Broadcast, Ltd.                              3,000             12,731
Wharf (Holdings), Ltd. (The)                            9,000             21,232
                                                                    ------------
                                                                         754,408
                                                                    ------------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

                                                                       MARKET
                                                      SHARES           VALUE
                                                    ----------      ------------
IRELAND -- 0.8%

Allied Irish Banks PLC                                  9,280       $    122,263
Bank of Ireland                                        10,533            130,865
CRH PLC                                                 5,473             91,619
DCC PLC                                                   789              9,000
Elan Corp. PLC                                          3,680             21,262
Green Property PLC                                      1,108              9,849
Greencore Group PLC                                     1,839              5,267
Independent News & Media PLC                            4,093              8,085
IONA Technologies PLC (a)                                 190              1,030
Irish Life & Permanent PLC                              2,638             38,169
Jefferson Smurfit Group PLC                             9,781             29,946
Kerry Group PLC                                         1,269             18,799
Ryanair Holdings PLC (a)                                3,664             22,617
Waterford Wedgwood PLC                                  5,569              3,300
                                                                    ------------
                                                                         512,071
                                                                    ------------

ITALY -- 3.4%

ACEA SpA                                                1,195              6,409
Alitalia SpA (a)                                       11,000              7,138
Alleanza Assicurazioni                                  4,702             45,138
Assicurazioni Generali SpA                             10,150            240,585
Autogrill SpA                                             994             11,555
Autostrade SpA                                          8,275             68,568
Banca Di Roma SpA                                       6,853             12,758
Banca Fideuram SpA                                      2,456             15,306
Banca Monte dei Paschi di Siena SpA                     7,009             22,774
Banca Nazionale del Lavoro                             14,423             25,142
Banca Popolare di Milano Scrl                           3,500             14,242
Benetton Group SpA                                        450              5,262
Bipop-Carire SpA                                       11,657             15,692
Bulgari SpA                                             1,150              7,258
e.Biscom (a)                                               52              1,516
Enel SpA                                               21,231            121,616
Eni                                                    27,850            442,836
Fiat SpA                                                2,150             26,988
Fiat SpA, RISP Non-Convertible                            539              4,488
Gruppo Editoriale L'Espresso SpA                        2,326              7,604
Intesabci SpA                                          35,250            107,575
Intesabci SpA-RNC                                       7,000             15,486
Italcementi SpA                                         1,250             12,382
Italgas SpA                                             1,705             18,944
La Rinascente SpA                                       2,000              7,743
Luxottica Group SpA                                     1,228             23,880
Mediaset SpA                                            6,000             46,458
Mediobanca SpA                                          3,950             36,514
Mediolanum SpA                                          1,941             11,559
Mondadori (Arnoldo) Editore SpA                         1,500              9,940
Parmalat Finanziaria SpA                                5,000             15,456
Pirelli SpA                                             8,500              9,066
Riunione Adriatica di Sicurta SpA                       3,650             48,990
San Paolo - IMI SpA                                     8,700             87,298
Seat Pagine Gialle SpA (a)                             46,025             33,728
Snam Rete Gas SpA                                       7,058             20,842
Snia SpA                                                4,500              9,111
Telecom Italia Mobile SpA                              37,750            154,724
Telecom Italia SpA                                     25,000            195,797
Telecom Italia SpA, RISP Non-Convertible               18,400             97,585
Tiscali SpA (a)                                         1,331              8,084
UniCredito Italiano SpA                                30,750            139,092
                                                                    ------------
                                                                       2,213,129
                                                                    ------------

JAPAN -- 20.7%

77 Bank, Ltd.                                           3,000             11,814
ACOM Co., Ltd.                                            720             49,199
ADERANS Co., Ltd.                                         200              6,274
Advantest Corp.                                           700             43,569
Aeon Credit Service Co., Ltd.                             200             11,948
Aiful Corp.                                               400             26,231
Ajinomoto Co., Inc.                                     6,000             64,377
All Nippon Airways Co., Ltd. (ANA) (a)                  6,000             15,519
ALPS Electric Co., Ltd.                                 2,000             25,264
Amada Co., Ltd.                                         2,000              9,695
Amano Corp.                                             1,000              7,217
Anritsu Corp.                                           1,000              7,025
Aoyama Trading Co., Ltd.                                  500              5,623
Ariake Japan Co., Ltd.                                    200              7,676
Asahi Breweries, Ltd.                                   4,000             33,473
Asahi Chemical Industry, Ltd.                          12,000             39,948
Asahi Glass Co., Ltd.                                   7,000             44,795
Asatsu-Dk, Inc.                                           400              8,710
Ashikaga Bank, Ltd. (a)                                 7,000              8,936
Autobacs Seven Co., Ltd.                                  300              8,485
Bank of Fukuoka, Ltd. (The)                             5,000             19,774
Bank of Yokohama, Ltd. (The)                            9,000             38,296
Banyu Pharmaceutical Co., Ltd.                          1,000             12,899
Bellsystem24, Inc.                                         20              7,000
Benesse Corp.                                             600             10,963
Bridgestone Corp.                                       6,000             82,599
Canon, Inc.                                             8,000            302,363
Capcom Co., Ltd.                                          500             12,932
Casio Computer Co., Ltd.                                2,000              9,778
Central Japan Railway Co.                                   9             54,816
Chiba Bank, Ltd. (The)                                  6,000             20,425
Chubu Electric Power Co.                                6,100            107,133
Chugai Pharmaceutical Co., Ltd.                         2,000             23,929
Citizen Watch Co., Ltd.                                 3,000             20,199
Coca-Cola West Japan Co., Ltd.                            200              3,738
Credit Saison Co., Ltd.                                 1,200             28,484
CSK Corp.                                                 700             24,938
DAI Nippon Printing Co., Ltd.                           6,000             79,646
Daicel Chemical Industries, Ltd.                        3,000             10,237
Daiei, Inc. (The) (a)                                   2,500              4,276
Daifuku Co., Ltd.                                       1,000              4,180
Daiichi Pharmaceutical Co., Ltd.                        2,000             36,544
Daikin Industries, Ltd.                                 2,000             36,627
Daimaru, Inc. (The)                                     2,000              9,194
Dainippon Ink & Chemicals, Inc.                         5,000             10,721
Dainippon Screen MFG. Co., Ltd.                         1,000              5,173
Daito Trust Construction Co., Ltd.                        900             16,858
Daiwa Bank Holdings, Inc. (a)                          34,000             26,098
Daiwa House Industry Co., Ltd.                          5,000             30,578

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

                                                                       MARKET
                                                      SHARES           VALUE
                                                    ----------      ------------
JAPAN -- (CONTINUED)

Daiwa Securities Group, Inc.                            11,000      $     71,311
Denki Kagaku Kogyo Kabushiki Kaisha                      3,000             9,561
Denso Corp.                                              4,700            73,447
Dowa Mining Co., Ltd.                                    3,000            14,517
East Japan Railway Co.                                      28           131,057
Ebara Corp.                                              2,000            10,780
Eisai Co., Ltd.                                          2,300            59,104
FamilyMart Co., Ltd.                                       600            14,517
FANUC, Ltd.                                              1,100            55,250
Fast Retailing Co., Ltd.                                   600            13,016
Fuji Electric Co., Ltd.                                  5,000            13,558
Fuji Machine MFG. Co., Ltd.                                300             4,656
Fuji Photo Film Co., Ltd.                                4,000           129,155
Fuji Soft ABC, Inc.                                        200             8,060
Fuji Television Network, Inc.                                3            17,346
Fujikura, Ltd.                                           3,000            10,938
Fujisawa Pharmaceutical Co., Ltd.                        2,000            47,891
Fujitsu Support & Service, Inc.                            300             7,058
Fujitsu, Ltd.                                           16,000           111,601
Furukawa Electric Co., Ltd. (The)                        4,000            15,318
Gunma Bank, Ltd. (The)                                   4,000            18,489
Gunze, Ltd.                                              2,000             8,510
Hankyu Department Stores, Inc.                           1,000             7,609
Hino Motors, Ltd.                                        3,000             8,385
Hirose Electric Co., Ltd.                                  300            26,156
Hitachi Cable, Ltd.                                      1,000             4,414
Hitachi Software Engineering Co., Ltd.                     300            10,513
Hitachi Zosen Corp. (a)                                  7,000             4,088
Hitachi, Ltd.                                           28,000           181,051
Hokuriku Bank, Ltd. (The) (a)                            5,000             7,801
Honda Motor Co., Ltd.                                    6,400           259,511
House Food Corp.                                         1,000             9,762
Hoya Corp.                                               1,100            80,029
Isetan Co., Ltd.                                         2,000            20,191
Ishihara Sangyo Kaisha, Ltd. (a)                         3,000             4,731
Ishikawajima-Harima Heavy Industries Co., Ltd.          11,000            16,612
Ito En, Ltd.                                               200             7,576
Ito-Yokado Co., Ltd.                                     4,000           200,240
Itochu Corp.                                            12,000            42,050
Itochu Techno-Science Corp.                                200             7,676
Japan Airlines Co., Ltd.                                 6,000            16,920
Japan Energy Corp.                                       8,000            12,148
Japan Tobacco, Inc.                                          7            46,956
JGC Corp.                                                2,000            14,184
Joyo Bank, Ltd. (The)                                    8,000            21,626
JSR Corp.                                                2,000            16,904
Jusco Co., Ltd.                                          2,400            64,077
Kajima Corp.                                             7,000            19,857
Kaken Pharmaceutical Co., Ltd.                           1,000             5,632
Kamigumi Co., Ltd.                                       2,000             8,360
Kanebo, Ltd. (a)                                         4,000             6,808
Kaneka Corp.                                             2,000            13,933
Kansai Electric Power Co. (The)                          6,600           104,350
Kao Corp.                                                6,000           138,166
Katokichi Co., Ltd.                                        400             7,008
Kawasaki Heavy Industries, Ltd. (a)                     10,000            12,765
Kawasaki Kisen Kaisha, Ltd.                              4,000             5,573
Kawasaki Steel Corp.                                    25,000            32,539
Keihin Electric Express Railway Co., Ltd.                4,000            18,088
Keio Electric Railway Co., Ltd.                          5,000            25,030
Keyence Corp.                                              300            63,551
Kikkoman Corp.                                           2,000            12,598
Kinden Corp.                                             2,000             9,511
Kinki Nippon Railway Co., Ltd.                          16,000            52,196
Kirin Brewery Co., Ltd.                                  7,000            49,059
Kokuyo Co., Ltd.                                         1,000            10,538
Komatsu, Ltd.                                            9,000            32,214
Komori Corp.                                             1,000            12,465
Konami Co., Ltd.                                           900            18,885
Konica Corp.                                             3,000            19,398
Koyo Seiko Co., Ltd.                                     1,000             4,956
Kubota Corp.                                             9,000            27,408
Kuraray Co., Ltd.                                        4,000            26,198
Kurita Water Industries, Ltd.                            1,000            12,306
Kyocera Corp.                                            1,600           116,807
Kyowa EXEO Corp.                                         1,000             4,756
Kyowa Hakko Kogyo Co., Ltd.                              3,000            16,270
Kyushu Electric Power Co.                                3,700            54,826
Lawson, Inc.                                               600            18,372
Mabuchi Motor Co., Ltd.                                    300            29,560
Makita Corp.                                             1,000             6,458
Marubeni Corp. (a)                                      10,000            10,262
Marui Co., Ltd.                                          3,000            38,021
Matsushita Communication Industrial Co., Ltd.              800            30,837
Matsushita Electric Industrial Co., Ltd.                20,000           272,827
Matsushita Electric Works, Ltd.                          4,000            28,701
Meiji Milk Products Co., Ltd.                            2,000             5,507
Meiji Seika Kaisha, Ltd.                                 3,000            10,738
Meitec Corp.                                               300             9,912
Millea Holdings, Inc.                                       14           114,938
Minebea Co., Ltd.                                        3,000            17,621
Mitsubishi Chemical Corp.                               16,000            37,245
Mitsubishi Corp.                                        10,000            72,337
Mitsubishi Electric Corp.                               16,000            71,819
Mitsubishi Estate Co., Ltd.                              9,000            73,588
Mitsubishi Gas Chemical Co., Inc.                        3,000             5,457
Mitsubishi Heavy Industries, Ltd.                       28,000            84,802
Mitsubishi Logistics Corp.                               1,000             6,791
Mitsubishi Materials Corp.                               8,000            15,886
Mitsubishi Paper Mills, Ltd.                             2,000             2,954
Mitsubishi Rayon Co., Ltd.                               4,000            13,016
Mitsubishi Tokyo Financial Group, Inc.                      35           235,956
Mitsui & Co., Ltd.                                      12,000            80,296

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

                                                                       MARKET
                                                      SHARES           VALUE
                                                    ----------      ------------
JAPAN -- (CONTINUED)

Mitsui Chemicals, Inc.                                   5,000      $     24,988
Mitsui Engineering & Shipbuilding Co., Ltd. (a)          6,000             7,509
Mitsui Fudosan Co., Ltd.                                 7,000            61,908
Mitsui Marine & Fire Insurance Co., Ltd.                13,000            69,959
Mitsui Mining & Smelting Co., Ltd.                       5,000            14,893
Mitsui O.S.K. Lines, Ltd.                                7,000            14,718
Mitsui Trust Holdings, Inc.                              6,000            12,465
Mitsukoshi, Ltd.                                         3,000             8,911
Mitsumi Electric Co., Ltd.                                 400             6,291
Mizuho Holdings, Inc.                                       54           119,844
Mori Seiki Co., Ltd.                                     1,000             9,144
Murata Manufacturing Co., Ltd.                           2,300           147,761
Namco, Ltd.                                                400             7,626
NEC Corp.                                               14,000            97,417
Net One Systems Co., Ltd.                                    1             5,607
NGK Insulators, Ltd.                                     3,000            23,753
NGK Spark Plug Co., Ltd.                                 2,000            15,168
Nichirei Corp.                                           2,000             6,424
Nidec Corp.                                                300            21,751
Nikko Cordial Corp.                                     13,000            65,620
Nikon Corp.                                              3,000            33,215
Nintendo Co., Ltd.                                       1,000           147,260
Nippon COMSYS Corp.                                      1,000             5,540
Nippon Express Co., Ltd.                                 8,000            42,384
Nippon Kayaku Co., Ltd.                                  2,000             7,926
Nippon Meat Packers, Inc.                                2,000            25,063
Nippon Mitsubishi Oil Corp.                             13,000            67,247
Nippon Sanso Corp.                                       2,000             6,892
Nippon Sheet Glass Co., Ltd.                             3,000            10,137
Nippon Shokubai Co., Ltd.                                1,000             5,023
Nippon Steel Corp.                                      50,000            78,010
Nippon System Development Co., Ltd.                        200             7,542
Nippon Telegraph and Telephone Corp.                        54           222,116
Nippon Unipac Holding                                        8            49,526
Nippon Yusen Kabushiki Kaisha                           10,000            34,458
Nishimatsu Construction Co., Ltd.                        2,000             6,224
Nissan Chemical Industries, Ltd.                         1,000             5,782
Nissan Motor Co., Ltd.                                  23,000           159,274
Nisshin Flour Milling Co., Ltd.                          2,000            14,317
Nisshinbo Industries, Inc.                               2,000             9,294
Nissin Food Products Co., Ltd.                             900            17,871
Nitto Denko Corp.                                        1,400            45,905
NKK Corp. (a)                                           28,000            27,099
Nomura Securities Co., Ltd. (The)                       18,000           264,317
Noritake Co., Ltd.                                       1,000             3,796
NSK, Ltd.                                                4,000            16,620
NTN Corp.                                                3,000            11,739
NTT Data Corp.                                              12            48,058
NTT DoCoMo, Inc.                                           178           438,109
Obayashi Corp.                                           6,000            17,020
OBIC Co., Ltd.                                             100            21,693
Oji Paper Co., Ltd.                                      8,000            45,722
Oki Electric Industry Co., Ltd.                          3,000             6,483
Okumura Corp.                                            2,000             6,274
Olympus Optical Co., Ltd.                                2,000            27,934
Omron Corp.                                              2,000            28,951
Onward Kashiyama Co., Ltd.                               1,000             9,812
Oracle Corp., Japan                                        400            17,054
Oriental Land Co., Ltd.                                    400            28,601
Orix Corp.                                                 800            64,544
Osaka Gas Co., Ltd.                                     22,000            52,313
Paris Miki, Inc.                                           400             8,443
Pioneer Corp.                                            1,400            25,055
Promise Co., Ltd.                                          800            40,315
Q.P. Corp.                                               1,000             8,335
Ricoh Co., Ltd.                                          6,000           103,875
Rohm Co., Ltd.                                           1,100           164,189
Saizeriya Co., Ltd.                                        100             2,603
Sanden Corp.                                             1,000             3,571
Sankyo Co., Ltd.                                         4,000            54,399
Sanrio Co., Ltd.                                           500             4,547
Sanyo Electric Co., Ltd                                 15,000            65,454
Sapporo Breweries, Ltd.                                  2,000             5,340
Secom Co., Ltd.                                          2,000            98,118
Sega Corp. (a)                                           1,100            26,432
Seino Transportation Co., Ltd.                           1,000             6,174
Seiyu, Ltd. (The) (a)                                    2,000             7,759
Sekisui Chemical Co., Ltd.                               4,000            13,683
Sekisui House, Ltd.                                      5,000            36,752
Seven-Eleven Japan Co., Ltd.                             4,000           157,522
Sharp Corp.                                              9,000           114,287
Shimachu Co., Ltd.                                         400             7,142
Shimamura Co., Ltd.                                        200            15,352
Shimano, Inc.                                              900            12,210
Shimizu Corp.                                            5,000            16,478
Shin-Etsu Chem Co., Ltd.                                 3,500           150,389
Shionogi & Co., Ltd.                                     3,000            38,271
Shiseido Co., Ltd.                                       4,000            53,331
Shizuoka Bank, Ltd. (The)                                7,000            42,518
Showa Denko K.K. (a)                                     7,000            11,389
Showa Shell Sekiyu K.K                                   1,000             5,815
Skylark Co., Ltd.                                        1,000            23,361
SMC Corp.                                                  500            59,113
Snow Brand Milk Products Co., Ltd. (a)                   2,000             2,119
Softbank Corp.                                           2,200            30,543
Sony Corp.                                               8,900           470,039
Stanley Electric Co., Ltd.                               1,000            10,679
Sumitomo Bakelite Co., Ltd.                              1,000             7,250
Sumitomo Bank, Ltd. (The)                               38,000           185,472
Sumitomo Chemical Co., Ltd.                             12,000            54,565
Sumitomo Corp.                                           7,000            42,401
Sumitomo Electric Industries, Ltd.                       6,000            41,600
Sumitomo Forestry Co., Ltd.                              1,000             5,991
Sumitomo Heavy Industries, Ltd. (a)                      4,000             4,305
Sumitomo Metal Industries, Ltd. (a)                     25,000            11,055
Sumitomo Metal Mining Co., Ltd.                          4,000            18,088

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

                                                                       MARKET
                                                      SHARES           VALUE
                                                    ----------      ------------
JAPAN -- (CONTINUED)

Sumitomo Osaka Cement Co., Ltd.                          3,000      $      4,455
Sumitomo Realty & Development Co., Ltd.                  3,000            18,197
Sumitomo Trust & Banking Co, Ltd.                        9,000            43,252
Suruga Bank, Ltd., ADR                                   1,000             4,739
Suzuken Co., Ltd                                           400             9,361
Taiheiyo Cement Corp.                                    7,000            13,024
Taisei Corp.                                             7,000            16,119
Taisho Pharmaceutical Co., Ltd.                          2,000            30,804
Taiyo Yuden Co., Ltd.                                    1,000            16,353
Takara Shuzo Co., Ltd.                                   2,000            13,666
Takashimaya Co., Ltd.                                    2,000            11,647
Takeda Chemical Industries, Ltd.                         8,000           351,088
Takefuji Corp.                                             720            50,040
Takuma Co., Ltd.                                         1,000             7,718
TDK Corp.                                                1,100            51,946
Teijin, Ltd.                                             9,000            30,637
Teikoku Oil Co., Ltd.                                    2,000             7,993
Terumo Corp.                                             1,800            24,059
THK Co., Ltd.                                              900            17,308
TIS, Inc.                                                  400            11,380
Tobu Railway Co., Ltd.                                   8,000            22,360
Toda Corp.                                               2,000             4,355
Toho Co., Ltd.                                           1,500            17,196
Tohoku Elecric Power Co., Inc.                           4,600            64,477
Tokyo Electric Power Co., Inc. (The)                    11,700           240,626
Tokyo Electron, Ltd.                                     1,500            97,742
Tokyo Gas Co., Ltd.                                     25,000            69,458
Tokyo Style Co., Ltd.                                    1,000             9,136
Tokyu Corp.                                              9,000            34,842
TonenGeneral Sekiyu K.K                                  3,000            21,276
Toppan Printing Co., Ltd.                                6,000            62,375
Toray Industries, Inc.                                  13,000            34,817
Toshiba Corp.                                           28,000           114,003
Tosoh Corp.                                              4,000            12,849
Tostem Corp.                                             3,000            51,186
Toto, Ltd.                                               3,000            14,017
Toyo Seikan Kaisha, Ltd.                                 2,000            26,298
Toyobo Co., Ltd.                                         5,000             7,634
Toyoda Gosei Co., Ltd.                                     500             6,253
Toyota Industries Corp.                                  1,400            22,742
Toyota Motor Corp.                                      23,800           631,457
Trans Cosmos, Inc.                                         200             4,530
Trend Micro, Inc.                                        1,000            27,950
Ube Industries, Ltd.                                     6,000             9,361
UFJ Holdings, Inc. (a)                                      31            75,007
Uni-Charm Corp.                                            500            18,773
UNY Co., Ltd.                                            1,000            11,330
Ushio, Inc.                                              1,000            11,881
Wacoal Corp.                                             1,000             8,285
West Japan Railway Co.                                      10            40,382
World Co., Ltd.                                            400            11,848
Yakult Honsha Co., Ltd.                                  1,000            11,405
Yamada Denki Co., Ltd.                                     200            17,521
Yamaha Corp.                                             2,000            19,457
Yamaha Motor Co., Ltd.                                   1,000             7,359
Yamanouchi Pharmaceutical Co., Ltd.                      3,400            88,223
Yamato Transport Co., Ltd.                               4,000            72,921
Yamazaki Baking Co., Ltd.                                2,000            11,180
Yasuda Fire & Marine Insurance Co., Ltd.                 7,000            42,868
Yokogawa Electric Corp.                                  2,000            15,519
                                                                    ------------
                                                                      13,608,394
                                                                    ------------

LUXEMBOURG -- 0.1%

Arcelor (a)                                              3,508            49,786
                                                                    ------------

NETHERLANDS -- 6.2%

ABN AMRO Holding NV                                     15,389           279,501
Aegon NV                                                10,249           213,679
Akzo Nobel NV                                            3,171           138,079
ASM Lithography Holding NV (a)                           4,698            74,377
Buhrmann NV                                              1,132            10,442
Elsevier NV                                              6,919            94,301
Getronics NV                                             2,511             4,786
Hagemeyer NV                                             1,028            14,214
Heineken NV                                              2,075            91,072
IHC Caland NV                                              278            16,624
ING Groep NV                                            18,776           482,135
KLM Royal Dutch Airlines                                   458             5,509
Koniklijke (Royal) Philips Electronics NV               14,590           407,355
Koninklijke (Royal) KPN NV (a)                          18,465            86,441
Koninklijke Ahold NV                                     6,973           146,687
Koninklijke Numico NV                                    1,557            34,922
Oce NV                                                     893            10,407
Qiagen NV (a)                                            1,308            15,476
Royal Dutch Petroleum Co.                               23,576         1,313,232
Royal Vendex KBB NV                                        684             8,512
TNT Post Group NV                                        3,552            80,229
Unilever NV                                              6,337           414,944
Vedior NV                                                1,044            14,435
VNU NV                                                   2,344            65,144
Wolters Kluwer NV                                        2,916            55,352
                                                                    ------------
                                                                       4,077,855
                                                                    ------------

NEW ZEALAND -- 0.1%

Auckland International Airport, Ltd.                     3,386               7,318
Carter Holt Harvey, Ltd.                                13,145              12,641
Contact Energy, Ltd.                                     4,649               9,010
Fisher & Paykel Appliances Holdings, Ltd., Series H        636               2,842
Fisher & Paykel Industries, Ltd.                           806               3,230
Fletcher Building, Ltd.                                  3,472               4,637
Fletcher Challenge Forests, Ltd. (a)                     8,380                 977
Independent Newspapers, Ltd.                               651               1,186
Sky City Entertainment Group, Ltd.                       1,061               3,195
Telecom Corp. of New Zealand, Ltd.                      17,412              41,694

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

                                                                       MARKET
                                                      SHARES           VALUE
                                                    ----------      ------------
NEW ZEALAND -- (CONTINUED)

Tower, Ltd.                                                649      $      1,444
Warehouse Group, Ltd. (The)                              2,607             9,370
                                                                    ------------
                                                                          97,544
                                                                    ------------

NORWAY -- 0.5%

Bergesen d.y. ASA, Series A                                300             6,396
Bergesen d.y. ASA, Series B                                200             3,838
Den Norsske Bank                                         4,405            24,009
EDB Business Partner ASA (a)                               200               589
Elkem ASA                                                  400             8,982
Frontline, Ltd.                                            591             5,631
Gjensidige NOR Sparebank                                   511            18,931
Kvaerner ASA, Series A (a)                               3,982             3,608
Merkantildata ASA (a)                                    1,600               778
Nera ASA                                                 1,093             1,162
Norsk Hydro ASA                                          1,660            79,195
Norske Skogindustrier ASA                                1,044            19,478
Opticom ASA (a)                                             88             1,542
Orkla ASA                                                2,000            38,646
Pan Fish ASA                                               800             1,429
Petroleum Geo-Services ASA (a)                             800             2,900
Schibsted ASA                                              600             7,196
Smedvig ASA, Series A                                      400             2,564
Smedvig ASA, Series B                                      200             1,066
Statoil ASA                                              5,093            45,473
Storebrand ASA                                           2,400            14,520
Tandberg ASA (a)                                         1,084            12,784
Telenor ASA                                              5,156            18,277
Tomra Systems ASA                                        1,701            13,374
                                                                    ------------
                                                                         332,368
                                                                    ------------

PORTUGAL -- 0.4%

Banco Comercial Portugues SA                            15,245            52,848
Banco Espirito Santo SA, Registered                      1,378            15,719
Banco Espirito Santo, SA (BES) (a)                         688             7,542
BPI - SGPS SA                                            5,732            13,926
Brisa-Auto Estrada de Portugal SA                        2,969            16,714
CIMPOR-Cimentos de Portugal, SGPS SA                       319             6,194
Electridade de Portugal SA                              18,090            35,018
Jeronimo Martins SGPS SA (a)                               723             5,112
Portugal Telecom SGPS SA                                 9,499            67,077
PT Multimedia-Servicos de Telecomunicacoes e
  Multimedia SA (a)                                        281             2,484
Sonae, S.G.P.S. SA                                      15,088             8,494
                                                                    ------------
                                                                         231,128
                                                                    ------------

SINGAPORE -- 0.8%

Allgreen Properties, Ltd.                                2,000             1,155
Capitaland, Ltd.                                        14,000            12,124
Chartered Semiconductor Manufacturing, Ltd. (a)          8,000            16,301
City Developments, Ltd.                                  6,000            19,358
Creative Technology, Ltd.                                  600             5,332
Cycle & Carriage, Ltd.                                   2,013             5,401
Datacraft Asia, Ltd.                                     1,000             1,200
DBS Group Holdings, Ltd.                                12,000            84,224
First Capital Corp., Ltd.                                4,000             2,196
Fraser & Neave, Ltd.                                     1,800             8,049
GES International, Ltd.                                  3,000               722
Haw Par Corp., Ltd.                                      2,000             5,026
Hotel Properties, Ltd.                                   4,000             2,604
Keppel Corp., Ltd.                                       6,000            13,992
Keppel Land, Ltd.                                        2,000             1,721
NatSteel, Ltd.                                           2,000             1,936
Neptune Orient Lines, Ltd. (a)                           9,000             5,196
Oversea-Chinese Banking Corp., Ltd.                     11,000            72,847
Overseas Union Enterprise, Ltd.                          1,000             4,047
Parkway Holdings, Ltd.                                   6,000             2,938
SembCorp Industries, Ltd.                               11,000             8,468
SembCorp Logistics, Ltd.                                 2,000             2,502
SembCorp Marine, Ltd.                                    2,000             1,234
Singapore Airlines, Ltd.                                 6,000            43,810
Singapore Exchange, Ltd.                                 3,000             1,970
Singapore Land, Ltd.                                     1,000             1,981
Singapore Press Holdings, Ltd.                           4,000            45,055
Singapore Technologies Engineering, Ltd.                15,000            16,386
Singapore Telecommunications, Ltd.                      70,000            54,282
SMRT Corp, Ltd.                                          2,000               758
ST Assembly Test Services, Ltd. (a)                      1,000             1,268
United Overseas Bank, Ltd.                              13,000            93,450
United Overseas Land, Ltd.                               4,000             4,075
Venture Manufacturing (Singapore), Ltd.                  2,000            15,962
Wing Tai Holdings, Ltd.                                  5,000             2,066
                                                                    ------------
                                                                         559,636
                                                                    ------------

SPAIN -- 2.6%

Acciona SA                                                 264            11,522
Acerinox SA                                                453            18,992
ACS SA                                                     438            14,102
Altadis SA, Series A                                     2,576            53,172
Amadeus Global Travel Distribution SA, Series A          2,180            13,952
Autopistas, Concesionaria Espanola SA                    1,215            13,500
Banco Bilbao Vizcaya Argentaria SA                      28,410           321,269
Banco Santander Central Hispano SA                      39,352           312,475
Corporacion Mapfre, Compania Internacional de
  Reaseguros SA                                          1,066             8,422
Empresa Nacional de Electricidad SA                      8,315           120,800
Fomento de Construcciones y Contratas SA                   388             9,465
Gas Natural SDG SA                                       2,069            39,846
Grupo Dragados SA                                        1,260            22,461

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

                                                                       MARKET
                                                      SHARES           VALUE
                                                    ----------      ------------
SPAIN -- (CONTINUED)

Grupo Ferrovial SA                                         583      $     15,897
Iberdrola SA                                             7,080           103,138
Industria de Diseno Textil, SA                           1,973            41,661
Metrovacesa SA                                             446             9,237
NH Hoteles SA (a)                                          939            11,778
Promotora de Informaciones SA                              328             2,763
Puleva Biotech SA (a)                                      110               453
Repsol YPF SA                                            8,460            99,762
Sociedad General de Aguas de Barcelona                     805             9,477
Sol Melia SA                                             1,026             7,792
Telefonica Publicidad e Informacion SA                     677             2,761
Telefonica SA (a)                                       42,664           358,156
TelePizza SA (a)                                         2,099             2,405
Terra Networks SA (a)                                    3,731            21,188
Union Electrica Fenosa SA                                2,111            38,779
Vallehermoso SA                                            950             9,101
Zeltia SA                                                1,368            10,876
                                                                    ------------
                                                                       1,705,202
                                                                    ------------

SWEDEN -- 1.4%

Assa Abloy AB, Series B                                  2,200            31,000
Atlas Copco AB, Series A                                 1,000            23,939
Atlas Copco AB, Series B                                   500            11,262
Drott AB, Series B                                         800             9,227
Electrolux AB                                            2,500            50,461
Eniro AB                                                 1,364            10,464
Gambro AB, Series A                                      1,600            10,533
Gambro AB, Series B                                        800             5,267
Hennes & Mauritz AB (H&M), Series B                      3,875            77,583
Hoganas AB, Series B                                       107             2,305
Holmen AB, Series B                                        200             5,310
Modern Times Group MTG AB (a)                              475             6,306
NetCom AB, Series B (a)                                    675            12,413
Nordea AB                                               18,000            97,931
OM Gruppen AB                                              500             3,754
Sandvik AB                                               1,800            44,950
Sapa AB                                                    300             5,713
SAS AB (a)                                                 530             3,662
Securitas AB, Series B                                   2,400            49,357
Skandia Forsakrings AB                                   7,000            31,838
Skandinaviska Enskilda Banken (SEB), Series A            3,800            39,901
Skanska AB                                               3,700            25,565
SKF AB, Series A                                           400            10,316
SKF AB, Series B                                           600            15,538
SSAB Svenskt Stal AB, Series A                             400             5,201
SSAB Svenskt Stal AB, Series B                             200             2,492
Svenska Cellulosa AB (SCA), Series B                     1,500            53,372
Svenska Handelsbanken AB, Series A                       4,500            68,796
Svenska Handelsbanken AB, Series B                         500             7,372
Swedish Match AB                                         3,000            24,809
Telefonaktiebolaget LM Ericsson AB, Series B            60,500            91,505
Telia AB                                                 7,200            20,056
Trelleborg AB, Series B                                    800             7,878
Volvo AB, Series A                                       1,000            20,184
Volvo AB, Series B                                       1,700            35,239
WM-Data AB, Series B                                     2,500             4,733
                                                                    ------------
                                                                         926,232
                                                                    ------------

SWITZERLAND -- 8.4%

ABB, Ltd.                                                9,537            84,914
Adecco SA                                                1,278            75,916
Ciba Specialty Chemicals AG                                699            56,013
Clariant AG                                              1,463            34,802
Compagnie Financiere Richemont AG                        5,775           131,359
Credit Suisse Group (a)                                 11,242           356,941
Forbo Holding AG                                            10             3,669
Georg Fischer AG                                            30             5,907
Givaudan AG                                                 79            31,851
Holcim, Ltd.                                               305            69,991
Kudelski SA (a)                                            398            13,947
Kuoni Reisen Holding AG, Series B                           30             8,467
Logitech International SA (a)                              404            18,786
Lonza Group AG                                             460            35,547
Nestle SA                                                4,381         1,021,536
Nobel Biocare Holding AG (a)                               189            13,081
Novartis AG                                             30,326         1,333,754
Phonak Holding AG (a)                                      172             2,600
PubliGoupe SA                                               25             5,796
Roche Holding AG                                           735            83,716
Roche Holding AG, Bearer                                 7,483           565,691
Serono SA                                                   74            48,781
SGS Societe Generale de Surveillance Holding SA             75            23,939
Sulzer AG                                                   30             6,370
Sulzer Medica AG                                            88            14,680
Swatch Group AG, Registered                                339            30,183
Swatch Group AG, Series B                                  597            11,293
Swiss Re                                                 3,250           317,759
Swisscom AG                                                281            81,761
Syngenta AG                                              1,183            71,108
Synthes-Stratec, Inc.                                       46            28,129
Tecan Group AG                                              59             2,335
Unaxis Holding AG                                           83             9,816
USB AG (a)                                              13,979           703,103
Valora Holding AG                                           40             8,574
Zurich Financial Services AG                               928           187,389
                                                                    ------------
                                                                       5,499,504
                                                                    ------------

UNITED KINGDOM -- 26.0%

3i Group PLC                                             6,154            64,210
Aegis Group PLC                                         11,697            16,002
Aggreko PLC                                              2,794             7,709
Airtours PLC                                             3,353             7,858
AMEC PLC                                                 2,746            17,517

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

                                                                       MARKET
                                                      SHARES           VALUE
                                                    ----------      ------------
UNITED KINGDOM -- (CONTINUED)

Amey PLC                                                 1,576      $      4,312
Amvescap PLC                                             6,441            52,477
ARM Holdings PLC (a)                                    11,319            25,190
Associates British Ports Holdings PLC                    3,451            23,672
AstraZeneca Group PLC                                   18,196           753,314
AWG PLC (a)                                              2,548            21,362
BAA PLC                                                 11,288           103,066
BAE Systems PLC                                         32,133           164,084
Balfour Beatty PLC                                       4,828            17,221
Barclays PLC (a)                                        69,498           584,765
Barratt Developments PLC                                 2,536            16,236
Bass PLC                                                 9,185            93,315
BBA Group PLC                                            5,035            21,144
Berkeley Group PLC (The)                                 1,212            13,315
BG Group PLC                                            35,933           156,376
BHP Billiton PLC                                        22,467           122,431
BOC Group PLC                                            4,975            77,275
Boots Co. PLC                                            9,557            94,763
BP Amoco PLC                                           234,035         1,965,634
BPB PLC                                                  5,109            27,257
Brambles Industries PLC                                  7,900            39,528
British Airways PLC                                      7,090            20,129
British America Tobacco PLC                             17,190           184,729
British Land Co. PLC (The)                               5,348            45,406
British Sky Broadcasting PLC (a)                        11,583           111,056
BT Group PLC                                            90,755           348,611
BTG PLC (a)                                                686             3,555
Bunzl PLC                                                5,063            40,054
Cable & Wireless PLC                                    23,221            59,199
Cadbury Schweppes PLC                                   20,919           156,724
Canary Wharf Group PLC (a)                               5,085            34,492
Capita Group PLC                                         6,975            33,172
Caradon PLC                                              3,505             7,453
Carlton Communications PLC                               6,213            19,888
Celltech Group PLC (a)                                   2,568            20,355
Centrica PLC                                            43,028           133,143
CGNU PLC                                                23,702           190,580
Chubb PLC                                                7,474            17,943
Close Brothers Group PLC                                 1,537            14,701
CMG PLC                                                  5,535             8,521
Compass Group PLC                                       22,754           138,042
Corus Group PLC (a)                                     32,346            41,416
Daily Mail & General Trust                               3,168            30,278
De La Rue PLC                                            2,094            16,144
Diageo PLC                                              34,704           450,702
Dixons Group PLC                                        19,970            58,217
Electrocomponents PLC                                    3,937            22,054
EMI Group PLC                                            7,263            27,567
Exel PLC                                                 3,232            41,161
FirstGroup PLC                                           4,451            17,097
FKI PLC                                                  6,829            16,317
George Wimpey PLC                                        3,993            16,312
GKN PLC                                                  7,937            37,233
GlaxoSmithKline PLC                                     64,123         1,385,991
Granada Compass PLC                                     28,517            48,467
Great Portland Estates PLC                               1,607             6,087
Great Universal Stores PLC (The)                        10,668            97,974
Hammerson PLC                                            2,552            21,531
Hanson PLC                                               7,567            54,039
Hays PLC                                                15,723            36,909
HBOS PLC                                                39,123           423,410
Hilton Group PLC                                        16,177            56,283
HSBC Holdings PLC                                       97,593         1,122,402
IMI PLC                                                  4,114            20,365
Imperial Chemical Industries PLC                        12,249            59,561
Imperial Tobacco Group PLC                               7,441           121,023
Imperial Tobacco Group PLC (a)                             973            15,380
International Power PLC (a)                             10,302            26,382
Invensys PLC                                            35,988            48,822
J Sainsbury PLC                                         14,842            80,540
Johnson Matthey PLC                                      2,382            36,454
Kelda Group PLC                                          4,132            26,894
Kidde PLC                                                9,923            13,008
Kingfisher PLC                                          13,009            62,711
Land Securities PLC                                      5,585            73,469
Lattice Group PLC                                       37,400            97,485
Legal & General Group PLC                               54,605           108,829
Lloyds TSB Group PLC                                    58,140           578,707
Logica PLC                                               4,198            12,798
Man Group PLC                                            2,875            45,138
Marconi PLC                                             18,973             1,142
Marks & Spencer Group PLC                               23,510           133,580
Misys PLC                                                5,419            19,990
National Grid Group PLC                                 18,116           128,682
Next PLC                                                 3,409            48,430
Nycomed Amersham PLC                                     7,489            66,210
P & O Princess Cruises PLC                               7,487            47,362
Pearson PLC                                              8,488            84,422
Peninsular & Oriental Steam Navigation Co.               7,543            27,710
Pilkington PLC                                          13,467            19,039
Provident Financial PLC                                  2,717            28,618
Prudential PLC                                          20,973           191,815
Railtrack Group PLC                                      2,517             7,673
Rank Group PLC                                           6,574            26,805
Reckitt Benckiser PLC                                    5,505            98,765
Reed International PLC                                  13,379           127,154
Rentokil Initial PLC                                    19,205            78,162
Reuters Group PLC                                       14,630            77,606
Rexam PLC                                                3,971            25,725
Rio Tinto PLC                                           11,183           205,066
RMC Group PLC                                            2,926            29,281
Rolls-Royce PLC                                         14,922            36,848
Royal & Sun Alliance Insurance Group PLC                14,799            54,365
Royal Bank of Scotland Group PLC                        28,407           805,394
Safeway PLC                                             10,869            46,679
Sage Group PLC (The)                                    12,788            33,040
Schroders PLC                                            1,334            11,906
Scottish & Newcastle PLC                                 7,907            73,280

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

                                                                       MARKET
                                                      SHARES           VALUE
                                                    ----------      ------------
UNITED KINGDOM -- (CONTINUED)

Scottish & Southern Energy PLC                           8,797      $     87,026
ScottishPower PLC                                       19,608           105,432
Securicor PLC                                            6,798            12,305
Serco Group PLC                                          4,636            14,202
Severn Trent PLC                                         3,556            39,190
Shell Transport & Trading Co. PLC                      101,716           767,476
Signet Group PLC                                        17,671            25,522
Slough Estates PLC                                       3,736            20,677
Smith & Nephew PLC                                       9,517            52,805
Smiths Group PLC                                         5,709            74,143
Spirent PLC                                              8,514            11,226
SSL International PLC                                    2,218            12,091
Stagecoach Holdings PLC                                  8,796             8,413
Tate & Lyle PLC                                          4,125            22,070
Taylor Woodrow PLC                                       5,424            14,882
Telewest Communications PLC (a)                         10,030               469
Tesco PLC                                               73,349           266,657
TI Automotive, Ltd. (a)                                  4,947                 0
Unilever PLC                                            29,002           264,362
United Business Media PLC                                3,512            23,287
United Utilities PLC                                     5,696            53,050
Vodafone Group PLC                                     711,125           975,571
Whitbread PLC                                            3,089            28,840
Wolseley PLC                                             5,929            60,100
WPP Group PLC                                           11,773            99,418
                                                                    ------------
                                                                      17,106,906
                                                                    ------------

TOTAL COMMON STOCKS
(Cost $72,445,316)                                                    63,493,553
                                                                    ------------

PREFERRED STOCKS -- 0.4%

AUSTRALIA -- 0.2%

News Corp., Ltd. (The)                                  19,968            91,694
                                                                    ------------

GERMANY -- 0.2%

Boss Hugo AG                                               484             8,963
Fresenius Medical Care AG                                  294             9,927
Henkel KGaA                                                586            40,918
Porsche AG                                                  78            37,169
RWE AG                                                     288             9,352
Volkswagen AG                                            1,000            32,493
Wella AG                                                   200            11,881
                                                                    ------------
                                                                         150,703
                                                                    ------------

ITALY -- 0.0%

Fiat SpA                                                 1,097             9,729
                                                                    ------------

NEW ZEALAND -- 0.0%

Fletcher Challenge Forests, Ltd. (a)                    16,862             1,884
                                                                    ------------

SWITZERLAND -- 0.0%

Schindler Holding AG                                        50      $      9,072
                                                                    ------------

TOTAL PREFERRED STOCKS
(Cost $307,416)                                                          263,082
                                                                    ------------

SHORT TERM INVESTMENTS -- 13.9%

UNITED STATES -- 13.9%

AIM Short Term Investment Prime Portfolio              312,480           312,480
AIM Treasury Fund                                      381,277           381,277
Money Market Obligations Trust                         144,759           144,759
State Street Navigator Securities Lending Prime
  Portfolio (b)                                      8,292,927         8,292,927
                                                                    ------------
                                                                       9,131,443
                                                                    ------------

TOTAL SHORT TERM INVESTMENTS
(Cost $9,131,443)                                                      9,131,443
                                                                    ------------

TOTAL INVESTMENTS -- 110.8%
(Cost $81,884,175)                                                    72,888,078
                                                                    ------------

OTHER ASSETS AND LIABILITIES (NET)-- (10.8)%                          (7,102,765)
                                                                    ------------

NET ASSETS-- 100.0%                                                 $ 65,785,313
                                                                    ============

(a)   Non-income producing security.

(b) Security represents investment made with cash collateral from securities loaned.


Abbreviations

NPV - No Par Value
NV - Non-voting

TOP TEN INDUSTRY CONCENTRATION AS A PERCENTAGE OF NET ASSETS:

         Banks                                            8.8%
         Drugs & Healthcare                               8.8%
         Oil & Gas                                        8.3%
         Finance                                          7.5%
         Food & Beverage                                  5.4%
         Telecommunications                               4.9%
         Electronics                                      4.4%
         Insurance                                        3.5%
         Utilities                                        3.5%
         Retail Trade                                     2.8%

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)

SCHEDULE OF FUTURES CONTRACTS

                                                                     UNREALIZED
                                                     NUMBER OF      APPRECIATION
                                                     CONTRACTS      (DEPRECATION)
                                                     ---------      -------------
SPI 200 Index Futures
  Expiration date 09/2002                                    3      $      3,090
DAX Index Futures
  Expiration date 09/2002                                    2               163
CAC 40 Euro Futures
  Expiration date 09/2002                                    2             2,811
Hang Seng Index Futures
  Expiration date 07/2002                                    4              (149)
TOPIX Stock Exchange Futures
  Expiration date 09/2002                                   11           (24,353)
Financial Times Stock Exchange 100
  Index Futures
  Expiration date 09/2002                                    8             9,610
IBEX 35 Index Futures
  Expiration date 07/2002                                    4            (4,327)
MIB 30 Index Futures
  Expiration date 09/2002                                    1             6,746
OMX Index
  Expiration date 07/2002                                   44             3,724
                                                                    ------------

Total unrealized depreciation on
open futures contracts purchased                                    $     (2,685)
                                                                    ------------

FORWARD FOREIGN CURRENCY CONTRACTS

BOUGHT AUSTRAILIAN DOLLAR
  Local Contract amount - 111,000
  USD Face value - 60,498
  USD Current value - 62,192
  Settlement Date - 08/21/2002
  Unrealized Gain                                                   $      1,694

BOUGHT EURO
  Local Contract amount - 2,042,000
  USD Face value - 1,883,035
  USD Current value - 2,008,003
  Settlement Date - 08/21/2002
  Unrealized Gain                                                        124,968

SOLD EURO
  Local Contract amount - 1,534,838
  USD Face value - 1,473,560
  USD Current value - 1,509,284
  Settlement Date - 08/21/2002
  Unrealized Loss                                                        (35,724)

BOUGHT POUND STERLING
  Local Contract amount - 1,073,000
  USD Face value - 1,571,237
  USD Current value - 1,630,580
  Settlement Date - 08/21/2002
  Unrealized Gain                                                         59,343

SOLD POUND STERLING
  Local Contract amount - 880,000
  USD Face value - 1,311,479
  USD Current value - 1,337,289
  Settlement Date - 08/21/2002
  Unrealized Loss                                                        (25,810)

BOUGHT HONG KONG DOLLAR
  Local Contract amount - 896,000
  USD Face value - 114,860
  USD Current value - 114,877
  Settlement Date - 08/21/2002
  Unrealized Gain                                                             17

BOUGHT JAPANESE YEN
  Local Contract amount - 191,405,000
  USD Face value - 1,522,322
  USD Current value - 1,601,346
  Settlement Date - 08/21/2002
  Unrealized Gain                                                         79,024

SOLD JAPANESE YEN
  Local Contract amount - 107,742,000
  USD Face value - 882,461
  USD Current value - 901,399
  Settlement Date - 08/21/2002
  Unrealized Loss                                                        (18,938)

BOUGHT SWEDISH KRONA
  Local Contract amount - 2,084,000
  USD Face value - 204,184
  USD Current value - 225,322
  Settlement Date - 08/21/2002
  Unrealized Gain                                                         21,138
                                                                    ------------

Total unrealized appreciation on
open forward foreign currency contracts                             $    205,712
                                                                    ============

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

ASSETS
Investments at market (identified cost $81,884,175)                 $ 72,888,078
Cash                                                                     327,446
Foreign currency at market (cost $504,508)                               523,962
Unrealized appreciation on forward currency exchange contracts           205,712
Receivables:
  Investments sold                                                        12,151
  Dividends and interest                                                  83,518
  Daily variation margin on futures contracts                             62,340
                                                                    ------------
    Total assets                                                      74,103,207

LIABILITIES
Payables:
  Investments purchased                                                   16,793
  Due upon return of securities loaned                                 8,292,927
  Management fees (Note 4)                                                 8,174
                                                                    ------------
    Total liabilities                                                  8,317,894
                                                                    ------------
NET ASSETS                                                          $ 65,785,313
                                                                    ============

COMPOSITION OF NET ASSETS
Paid-in capital                                                     $ 74,553,478
Net unrealized depreciation on investments, foreign currency,
  forward currency exchange rate and futures contracts                (8,768,165)
                                                                    ------------
NET ASSETS                                                          $ 65,785,313
                                                                    ============

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO


STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2002 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $170,563)                             $   728,861
  Interest                                                                               67,895
                                                                                    -----------
    Total Investment Income                                                             796,756

EXPENSES
  Management fees (Note 4)                                           $   47,686
                                                                     ----------
    Total Expenses                                                                       47,686
                                                                                    -----------
NET INVESTMENT INCOME                                                                   749,070
                                                                                    -----------

REALIZED AND UNREALIZED LOSS
Net realized loss on:
  Investments and foreign currency transactions                       1,955,999)
  Futures contracts                                                    (496,671)
                                                                     ----------

                                                                                     (2,452,670)

Net change in unrealized appreciation (depreciation) on:
  Investments and foreign currency transactions                         658,750
  Futures contracts                                                     (68,462)
                                                                     ----------
                                                                                        590,288
                                                                                    -----------
Net realized and unrealized loss                                                     (1,862,382)
                                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $(1,113,312)
                                                                                    ===========

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS

                                                                            For the Period
                                                                                Ended             For the Year
                                                                            June 30, 2002             Ended
                                                                             (Unaudited)        December 31, 2001
                                                                          -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS

   Net investment income                                                  $          749,070    $         921,121
   Net realized loss                                                              (2,452,670)          (4,593,206)
   Net change in unrealized appreciation (depreciation)                              590,288          (11,748,974)
                                                                           -----------------    -----------------
     Net decrease in net assets resulting from operations                         (1,113,312)         (15,421,059)
                                                                           -----------------    -----------------

CAPITAL TRANSACTIONS

   Proceeds from contributions                                                    30,584,188           61,073,820
   Fair value of withdrawals                                                     (24,256,201)         (72,701,931)
                                                                          ------------------    -----------------
     Net increase (decrease) in net assets from capital transactions               6,327,987          (11,628,111)
                                                                          ------------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                        5,214,675          (27,049,170)

NET ASSETS

Beginning of period                                                               60,570,638           87,619,808
                                                                          ------------------    -----------------
End of period                                                             $       65,785,313    $      60,570,638
                                                                          ==================    =================

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO


FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                                       For the
                                                       Period           For the          For the
                                                        Ended            Year            Period
                                                       6/30/02          Ended             Ended
                                                     (Unaudited)       12/31/01         12/31/00*
                                                     -----------      -----------      -----------
SUPPLEMENTAL DATA AND RATIOS:

  Net assets, end of period  (in thousands)          $    65,785      $    60,571      $    87,620

  Ratios to average net assets:
    Operating expenses                                    0.15%+            0.15%           0.15%+
    Net investment income                                 2.36%+            1.49%           0.81%+

  Portfolio turnover rate                                  10%++              31%             8%++

  Total return (a)                                     (1.50%)++          (21.88%)       (0.80%)++

----------
*     The Portfolio commenced operations on November 13, 2000.
+     Annualized
++    Not Annualized

(a) Results represent past performance and are not indicative of future results.


                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)


1. ORGANIZATION

The State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street MSCI(R) EAFE(R) Index Portfolio (the "Portfolio"). At June 30, 2002, only the State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio based on each partner's average net assets.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.


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
STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
JUNE 30, 2002 (UNAUDITED)


FUTURES: The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Realized gain or loss is recognized when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows: 75% to the Portfolio and 25% to State Street.

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At June 30, 2002, the value of the securities loaned amounted to $7,888,070. The loans were collateralized with cash of $8,292,927, which the Portfolio invested in the State Street Navigator Securities Lending Prime Portfolio.

3. SECURITIES TRANSACTIONS

For the period ended June 30, 2002, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $13,854,769 and $5,826,812 respectively. The aggregate gross unrealized appreciation and depreciation were $4,048,959 and $13,045,056, respectively, as of June 30, 2002.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), SSgA receives a management fee, calculated daily, at the annual rate of 0.15% of the Portfolio's average daily net assets.


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